Reporting Entity	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Reporting Entity
1.	Reporting Entity
Sawai Pharmaceutical Co., Ltd. (the “Company”) is a public company incorporated and domiciled in Japan. The Company and its subsidiaries (collectively, “Sawai”) are engaged in research, development, manufacturing, and marketing of generic pharmaceutical products in Japan and the United States of America.